WPG Partners Small Cap Value Diversified Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communication Services - 1.4%
Cargurus, Inc. (a)	13,371	$419,047

Consumer Discretionary - 6.6%
ADT, Inc.	34,412	286,308
Advance Auto Parts, Inc. (b)	4,110	196,992
Bath & Body Works, Inc.	7,702	216,580
Century Communities, Inc.	2,607	135,225
Dave & Buster's Entertainment, Inc. (a)(b)	3,603	79,122
Gentherm, Inc. (a)	6,142	168,076
Gildan Activewear, Inc.	9,208	429,093
Under Armour, Inc. - Class C (a)(b)	24,448	154,022
Wayfair, Inc. - Class A (a)(b)	2,317	95,553
Whirlpool Corp. (b)	939	73,327
Wyndham Hotels & Resorts, Inc.	1,586	131,289
		1,965,587

Consumer Staples - 1.4%
Grocery Outlet Holding Corp. (a)(b)	10,204	138,570
Nomad Foods Ltd. (b)	15,940	278,950
		417,520

Energy - 7.4%
Atlas Energy Solutions, Inc. (b)	5,680	69,012
BKV Corp. (a)(b)	17,503	376,315
DHT Holdings, Inc.	30,535	353,595
Expro Group Holdings NV (a)	20,878	173,705
Infinity Natural Resources, Inc. - Class A (a)	20,376	339,872
Liberty Energy, Inc.	9,612	111,403
Scorpio Tankers, Inc.	11,110	441,512
SM Energy Co. (b)	9,008	210,967
Viper Energy, Inc.	3,086	122,483
		2,198,864

Financials - 21.3%
Axis Capital Holdings Ltd.	2,888	299,774
BGC Group, Inc. - Class A	71,563	664,105
CNO Financial Group, Inc.	8,452	320,838
Enterprise Financial Services Corp.	10,587	560,476
First BanCorp	14,270	285,115
First Commonwealth Financial Corp.	24,232	378,504
FirstCash Holdings, Inc.	1,126	144,027
Hanover Insurance Group, Inc.	3,422	602,203
Kemper Corp.	11,296	719,894
National Bank Holdings Corp. - Class A	10,504	379,720
Popular, Inc.	3,306	342,270
Primerica, Inc.	268	72,521
Prosperity Bancshares, Inc.	6,871	478,565
SLM Corp.	8,522	275,857
Webster Financial Corp.	10,490	540,025
WesBanco, Inc.	9,407	289,547
		6,353,441

Health Care - 6.5%
Enovis Corp. (a)(b)	18,528	579,926
Halozyme Therapeutics, Inc. (a)(b)	3,127	175,331
Phreesia, Inc. (a)	12,760	312,492
Teleflex, Inc.	5,029	614,896
Tenet Healthcare Corp. (a)	1,539	259,737
		1,942,382

Industrials - 19.6%
ABM Industries, Inc.	8,665	456,212
Air Lease Corp.	9,927	571,895
Arcosa, Inc.	3,315	285,985
BrightView Holdings, Inc. (a)	30,653	477,574
Driven Brands Holdings, Inc. (a)	21,749	387,567
First Advantage Corp. (a)	7,500	128,400
Fluor Corp. (a)	3,553	147,734
GXO Logistics, Inc. (a)(b)	10,702	440,280
Hillman Solutions Corp. (a)	34,564	250,243
KBR, Inc.	6,804	355,101
Knight-Swift Transportation Holdings, Inc.	9,014	399,501
Leonardo DRS, Inc.	9,147	386,918
MasTec, Inc. (a)	1,725	268,979
Maximus, Inc.	3,255	236,020
MYR Group, Inc. (a)	1,927	302,250
NV5 Global, Inc. (a)	6,840	151,164
Star Bulk Carriers Corp. (b)	18,140	299,491
Timken Co., (The) (b)	2,277	155,952
UFP Industries, Inc.	1,630	159,023
		5,860,289

Information Technology - 10.5%
BlackBerry Ltd. (a)(b)	26,403	104,556
Calix, Inc. (a)	1,680	77,683
Coherent Corp. (a)	3,731	282,175
Crane NXT Co. (b)	7,280	390,281
Diodes, Inc. (a)	3,899	173,116
NCR Voyix Corp. (a)(b)	42,456	470,837
Silicon Motion Technology Corp. - ADR	11,706	716,407
Teradata Corp. (a)	13,546	297,470
Tower Semiconductor Ltd. (a)	7,254	286,098
Verint Systems, Inc. (a)	19,459	341,311
		3,139,934

Materials - 9.6%
Alcoa Corp.	8,598	230,169
Ashland, Inc.	5,504	272,503
Capstone Copper Corp. (a)	74,029	401,338
Commercial Metals Co.	4,795	223,399
Constellium SE (a)	30,155	366,082
ERO Copper Corp. (a)(b)	25,704	362,683
Huntsman Corp.	22,915	255,273
Mosaic Co.	5,293	191,289
thyssenkrupp AG	23,969	233,417
Warrior Met Coal, Inc. (b)	7,011	318,650
		2,854,803

Real Estate - 6.1%
Brixmor Property Group, Inc.	23,946	608,468
Broadstone Net Lease, Inc.	23,794	378,562
Getty Realty Corp. (b)	19,346	566,064
Newmark Group, Inc. - Class A (b)	23,703	260,970
		1,814,064

Utilities - 5.9%
Black Hills Corp.	5,806	339,477
Northwestern Energy Group, Inc.	6,818	377,240
Portland General Electric Co.	12,526	531,102
Spire, Inc.	5,996	451,379
Talen Energy Corp. (a)	308	75,137
		1,774,335
TOTAL COMMON STOCKS (Cost $26,767,277)		28,740,266

SHORT-TERM INVESTMENTS - 17.5%		Value
Investments Purchased with Proceeds from Securities Lending - 17.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (c)	5,216,133	5,216,133
TOTAL SHORT-TERM INVESTMENTS (Cost $5,216,133)		5,216,133

TOTAL INVESTMENTS - 113.8% (Cost $31,983,410)		33,956,399
Liabilities in Excess of Other Assets - (13.8)%		(4,112,225)
TOTAL NET ASSETS - 100.0%		$29,844,174

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt
LLC - Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $5,031,893.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

WPG Partners Small Cap Value Diversified Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$28,506,849	$233,417	$–	$28,740,266
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	5,216,133
Total Investments	$28,506,849	$233,417	$–	$33,956,399

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,216,133 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.